Other receivables and contract assets - Non-current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Receivables And Contract Assets [Abstract]
Other receivables	£ 100	£ 100